Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Registrant Name	NN, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39268
Entity Tax Identification Number	62-1096725
Entity Address, Address Line One	6210 Ardrey Kell Road, Suite 120
Entity Address, Postal Zip Code	28277
Entity Address, State or Province	NC
Current Fiscal Year End Date	--12-31
Entity Address, City or Town	Charlotte
Local Phone Number	264-4300
City Area Code	(980)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	NNBR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0000918541
Amendment Flag	false
Document Period End Date	Sep. 30, 2026